Incentive Units (Fair Value of Incentive Units) (Details) - Incentive Units - Future Payment Condition Vesting Feature	Dec. 31, 2015	Apr. 16, 2014	Apr. 14, 2014	Jan. 29, 2014
Rice Holdings | Rice Holdings | 1/29/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield				0.00%
Expected Volatility				47.00%
Risk-Free Rate				1.11%
Expected Life (Years)				4 years
Rice Holdings | Rice Holdings | 4/14/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield			0.00%
Expected Volatility			45.19%
Risk-Free Rate			1.13%
Expected Life (Years)			3 years 9 months 18 days
Rice Holdings | Rice Holdings | 4/16/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield		0.00%
Expected Volatility		44.32%
Risk-Free Rate		1.18%
Expected Life (Years)		3 years 9 months 15 days
NGP Holdings | NGP Holdings | 12/31/2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Expected Volatility	54.57%
Risk-Free Rate	0.96%
Expected Life (Years)	1 year 9 months